Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Senior debt:
Total debt	$ 439,399	$ 430,000
Less: Current maturities	(15,000)	(10,000)
Total long-term debt, net of current maturities	424,399	420,000
Revolving credit facility
Senior debt:
Total debt	143,149	235,000
Term loans
Senior debt:
Total debt	$ 296,250	$ 195,000